Leases - Additional Information (Detail)	12 Months Ended
Jun. 29, 2013
Building and Building Improvements | Minimum
Leases Disclosure [Line Items]
Lease term	10
Building and Building Improvements | Maximum
Leases Disclosure [Line Items]
Lease term	15
Machinery and Equipment | Maximum
Leases Disclosure [Line Items]
Lease term	7